Weighted Average Asset Allocations (Detail)	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan weighted average asset allocation	100.00%	100.00%
Equity Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan weighted average asset allocation	64.00%	62.00%
Debt Securities
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan weighted average asset allocation	22.00%	22.00%
Real Estate
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan weighted average asset allocation	3.00%	3.00%
Other
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan weighted average asset allocation	11.00%	13.00%